Presentation of financial statements and significant accounting practices adopted, Taxes on purchases, Withholding of taxes on purchases (Details)	12 Months Ended
Dec. 31, 2017
Taxes on purchases [Abstract]
Contribution Tax on Service Rendered for Social Security Financing (COFINS)	7.60%
Contribution Tax on Service Rendered for Social Integration Program (PIS)	1.65%
Withholding of taxes on purchases [Abstract]
Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS)	5.00% [1]

[1]	ISS rates vary according to the municipality; the ISS rate stated in the table is most commonly levied on the Company's operations.